LEASES	12 Months Ended
Dec. 31, 2015
LEASES
LEASES

NOTE 8—LEASES

LESSOR—GAS TOLLING ARRANGEMENTS:  We are the lessor under certain power sales arrangements that are required to be accounted for as operating leases since the arrangements are in substance leases because they convey the right to use power generating equipment for a stated period of time. These arrangements include sales contracts to a third party out of our J.M. Shafer, Knutson and Limon Generating Stations. Under the first of these contracts, the third party directs the use of 122 megawatts of the 272 ‑megawatt net generating capability of the J.M. Shafer Generating Station through June 30, 2019 under a tolling arrangement whereby the third party provides its own natural gas for generation of electricity. Under the other contracts, the third party directs the use of both of the two Knutson Generating Station units and one of the two Limon Generating Station units over the terms of the contracts under tolling arrangements whereby the third party provides its own natural gas for generation of electricity. The Limon contract was suspended for a four ‑year period beginning May 2009 through April 2013 and the Knutson contract was suspended for a three ‑year period beginning May 2010 through April 2013 to allow us to utilize the output of the turbines. Both turbine contracts resumed with the third party under the original tolling arrangements on May 1, 2013 and are in effect through April 30, 2016. We also had a similar tolling arrangement with a third party through September 30, 2014 involving one of the four 40 ‑megawatt units at our Pyramid Generating Station. The revenues from these operating leases of $30.1,  $30.6 and $25.8 million for 2015,  2014 and 2013, respectively, are accounted for as lease revenue and are reflected in other operating revenue on the consolidated statements of operations. The generating units used in these gas tolling arrangements have a total cost and accumulated depreciation of $223 and $106 million, respectively, as of December 31, 2015, and of $232 and $108 million, respectively, as of December 31, 2014.

The minimum future lease revenues under these gas tolling arrangements at December 31, 2015 are as follows (thousands):

2016	$18,745
2017	11,734
2018	11,734
2019	5,867
$48,080

LESSEE—GAS TOLLING ARRANGEMENT:  We are the lessee under a power purchase arrangement that is required to be accounted for as an operating lease since the arrangement is in substance a lease because it conveys to us the right to use power generating equipment for a stated period of time. Under this agreement, we direct the use of 70 megawatts at the Brush Generating Station for a 10‑year term ending December 31, 2019 and provide our own natural gas for generation of electricity. The expense for the Brush operating lease of $5.3 million for each of the years 2015,  2014 and 2013 is included in other operating expenses on the consolidated statements of operations. Our operating lease commitments for this gas tolling arrangement at December 31, 2015 are as follows (thousands):

2016	$5,519
2017	5,678
2018	5,855
2019	6,031
$23,083